Subordinated liabilities - Redemption (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2017 SEK (kr)	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 GBP (£) £ / shares	Dec. 31, 2016 SEK (kr)	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 GBP (£) £ / shares
Subordinated liabilities
Redemption of subordinated liabilities	£ 936.0		£ 387.0
Dated loan capital							£ 3,321.0				£ 4,626.0
Undated loan capital							2,291.0				2,331.0
Preference shares							143.0				338.0
National Westminster Bank Plc, Coutts & Company and Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	1,114.0
Bank
Subordinated liabilities
Redemption of subordinated liabilities			£ 387.0
Dated loan capital							3,313.0				3,324.0
Undated loan capital							2,184.0				2,228.0
Preference shares							£ 143.0				£ 338.0
National Westminster Bank, Plc, SEK 3 million dated notes | Bank
Subordinated liabilities
Transfers from fellow subsidiaries		£ 8.0
Notional amount | kr				kr 3				kr 3
National Westminster Bank Plc, US$ 300 million 8.6250% non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $						$ 300				$ 300
Interest rate				8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
National Westminster Bank Plc, US$ 300 million 8.6250% non-cumulative preference shares (callable) | Bank
Subordinated liabilities
Redemption of subordinated liabilities	178.0
Coutts & Company, 20 million floating rate subordinated loan capital 2023
Subordinated liabilities
Notional amount | €					€ 20				€ 20
Coutts & Company, 20 million floating rate subordinated loan capital 2023 | Coutts & Company
Subordinated liabilities
Redemption of subordinated liabilities	18.0
Coutts & Company, 30 million floating rate subordinated loan capital - 2023
Subordinated liabilities
Notional amount							£ 30.0				£ 30.0
Coutts & Company, 30 million floating rate subordinated loan capital - 2023 | Coutts & Company
Subordinated liabilities
Redemption of subordinated liabilities	30.0
Coutts & Company, 13.3 million 0.7294% undated subordinated notes
Subordinated liabilities
Notional amount							£ 13.3				£ 13.3
Interest rate				0.7294%	0.7294%	0.7294%	0.7294%	0.7294%	0.7294%	0.7294%	0.7294%
Coutts & Company, 13.3 million 0.7294% undated subordinated notes | Coutts & Company
Subordinated liabilities
Redemption of subordinated liabilities	13.0
Coutts & Company, US$ 15 million 0.4691% undated subordinated notes
Subordinated liabilities
Notional amount | $						$ 15				$ 15
Interest rate				0.4691%	0.4691%	0.4691%	0.4691%	0.4691%	0.4691%	0.4691%	0.4691%
Coutts & Company, US$ 15 million 0.4691% undated subordinated notes | Coutts & Company
Subordinated liabilities
Redemption of subordinated liabilities	11.0
Ulster Bank Limited, 100 million floating rate subordinated loan capital 2019
Subordinated liabilities
Notional amount							£ 100.0				£ 100.0
Ulster Bank Limited, 100 million floating rate subordinated loan capital 2019 | Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	100.0
Ulster Bank Limited, 120 million perpetual floating rate notes 2020
Subordinated liabilities
Notional amount | €					€ 120				€ 120
Ulster Bank Limited, 120 million perpetual floating rate notes 2020 | Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	107.0
Ulster Bank Limited, 60 million perpetual floating rate notes 2020
Subordinated liabilities
Notional amount | €					60				60
Ulster Bank Limited, 60 million perpetual floating rate notes 2020 | Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	53.0
Ulster Bank Limited, 280 million subordinated loan capital December 2022
Subordinated liabilities
Notional amount | €					280				280
Ulster Bank Limited, 280 million subordinated loan capital December 2022 | Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	249.0
Ulster Bank Limited, 400 million subordinated loan December 2017
Subordinated liabilities
Notional amount | €					€ 400				€ 400
Ulster Bank Limited, 400 million subordinated loan December 2017 | Ulster Bank Limited
Subordinated liabilities
Redemption of subordinated liabilities	£ 355.0
National Westminster Bank Plc, Pound Sterling 300 million 6.50% notes 2021 (not callable) | Bank
Subordinated liabilities
Dated loan capital							305.0				315.0
Notional amount							£ 300.0				£ 300.0
Interest rate				6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
National Westminster Bank Plc, Pound Sterling 2,000 million floating rate notes 2023 (callable January 2018) | Bank
Subordinated liabilities
Dated loan capital							£ 2,008.0				£ 2,009.0
Notional amount							2,000.0				2,000.0
National Westminster Bank Plc, Pound Sterling 1,000 million floating rate notes 2019 (callable quarterly) | Bank
Subordinated liabilities
Dated loan capital							1,000.0				1,000.0
Notional amount							1,000.0				1,000.0
National Westminster Bank Plc, US$193 million floating rate notes (callable semi-annually) | Bank
Subordinated liabilities
Undated loan capital							144.0				157.0
Notional amount | $						$ 193				$ 193
National Westminster Bank Plc, US$229 million floating rate notes (callable semi-annually) | Bank
Subordinated liabilities
Undated loan capital							171.0				187.0
Notional amount | $						229				229
National Westminster Bank Plc, US$285 million floating rate notes (callable semi-annually) | Bank
Subordinated liabilities
Undated loan capital							211.0				232.0
Notional amount | $						$ 285				$ 285
National Westminster Bank Plc, 178 million floating rate notes (callable quarterly) | Bank
Subordinated liabilities
Undated loan capital							158.0				153.0
Notional amount | €					€ 178				€ 178
National Westminster Bank Plc, 100 million floating rate notes (callable quarterly) | Bank
Subordinated liabilities
Undated loan capital							9.0				9.0
Notional amount | €					€ 100				€ 100
National Westminster Bank Plc, Pound Sterling 53 million 7.125% notes (callable every five years from October 2022) | Bank
Subordinated liabilities
Undated loan capital							55.0				55.0
Notional amount							£ 53.0				£ 53.0
Interest rate				7.125%	7.125%	7.125%	7.125%	7.125%	7.125%	7.125%	7.125%
National Westminster Bank Plc, Pound Sterling 35 million 11.50% notes (callable December 2022) | Bank
Subordinated liabilities
Undated loan capital							£ 35.0				£ 35.0
Notional amount							£ 35.0				£ 35.0
Interest rate				11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%	11.50%
National Westminster Bank Plc, Pound Sterling 35 million 11.50% notes (callable December 2022) | Bank | Maximum
Subordinated liabilities
Percentage of gross exchangeable at the option of issuer	8.392%
National Westminster Bank Plc, Pound Sterling 700 million floating rate notes (callable every five years from January 2018) | Bank
Subordinated liabilities
Undated loan capital							£ 700.0				£ 700.0
Notional amount							700.0				700.0
National Westminster Bank Plc, Pound Sterling 700 million floating rate notes (callable quarterly from September 2016) | Bank
Subordinated liabilities
Undated loan capital							701.0				700.0
Notional amount							700.0				700.0
National Westminster Bank Plc, Pound Sterling 140 million 9.00% Series A non-cumulative preference shares of 1 (not callable) | Bank
Subordinated liabilities
Preference shares							143.0				143.0
Notional amount							£ 140.0				£ 140.0
Interest rate				9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
US$300 million 8.625% Series C non-cumulative preference shares of US$25 (callable quarterly) | Bank
Subordinated liabilities
Preference shares											£ 195.0
Notional amount							£ 300.0				£ 300.0
Interest rate				8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
Non-cumulative preference shares of 1
Subordinated liabilities
Interest rate				9.00%	9.00%	9.00%	9.00%
Par value | £ / shares							£ 1				£ 1
Non-cumulative preference shares of 1 | National Westminster Bank Plc, Pound Sterling 35 million 11.50% notes (callable December 2022) | Bank
Subordinated liabilities
Par value | £ / shares							£ 1
Non-cumulative preference shares of 1 | National Westminster Bank Plc, Pound Sterling 140 million 9.00% Series A non-cumulative preference shares of 1 (not callable) | Bank
Subordinated liabilities
Par value | € / shares					€ 1				€ 1
Non-cumulative preference shares of US$25
Subordinated liabilities
Par value | $ / shares						$ 25				$ 25
Non-cumulative preference shares of US$25 | US$300 million 8.625% Series C non-cumulative preference shares of US$25 (callable quarterly) | Bank
Subordinated liabilities
Par value | $ / shares						$ 25				$ 25